LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values, additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 14, 2017 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2017 CNY (¥) shares
LONG-TERM INVESTMENTS, NET
Fair value changes in investments, net			¥ 312,791	$ 42,852	¥ 78,320	¥ (512,225)
Investments in preferred shares			1,226,856		872,363
Fair value			1,014,400		660,112
Wealth Management Product
LONG-TERM INVESTMENTS, NET
Fair value changes in investments, net			16,500		11,700	¥ 19,100
Investments in preferred shares			¥ 896,920		537,500
Maturity period			1 year	1 year
Fair value			¥ 925,664		¥ 549,700
Convertible Preferred Stock
LONG-TERM INVESTMENTS, NET
Investments in preferred shares			233,088
Fair value			¥ 32,572
IFM Investments Limited
LONG-TERM INVESTMENTS, NET
Percentage of ownership interest acquired			37.60%		37.60%
Investments made		¥ 308,000	¥ 438,000
Fair value of additional investment and loan		120,100
Deemed marketing expense			317,900
IFM Investments Limited | Secured loan to IFM controlling Shareholder
LONG-TERM INVESTMENTS, NET
Loan provided		¥ 130,000	600		¥ 1,100
Percentage of ownership secured the loan		17.50%
IFM Investments Limited | Convertible Preferred Stock
LONG-TERM INVESTMENTS, NET
Percentage of ownership interest acquired							10.00%
Number of preferred shares purchased | shares							308,084,916
Investments in preferred shares							¥ 60,000
IFM Investments Limited | Unlisted equity securities
LONG-TERM INVESTMENTS, NET
Fair value			¥ 31,900		¥ 57,100
IFM Investments Limited | Investment in convertible note
LONG-TERM INVESTMENTS, NET
Convertible notes purchased	¥ 40,000
Maturity period	30 months
Interest rate	12.00%